Fair Value Measurements (Details) - Schedule of Company's Liabilities on Recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable Securities	$ 44,688,320	$ 101,501,875
Warrant Liability-Private Placement Warrants
Significant Other Observable Inputs (Level 2) [member]
Assets:
Marketable Securities
Warrant Liability-Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable Securities
Warrant Liability-Private Placement Warrants	$ 356,666	$ 2,354,000